Earnings per ordinary share	12 Months Ended
Dec. 31, 2018
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Earnings per ordinary share

10. Earnings per ordinary share

Basic earnings per ordinary share is calculated by dividing the profit for the year available for IHG equity holders by the weighted average number of ordinary shares, excluding investment in own shares, in issue during the year.

Diluted earnings per ordinary share is calculated by adjusting basic earnings per ordinary share to reflect the notional exercise of the weighted average number of dilutive ordinary share awards outstanding during the year.

Adjusted earnings per ordinary share is disclosed in order to show performance undistorted by exceptional items, to give a more meaningful comparison of the Group’s performance.

Additionally, following the adoption of IFRS 15, earnings attributable to the System Fund are excluded from the calculation of adjusted earnings per ordinary share, as IHG has an agreement with the IHG Owners Association to spend Fund income for the benefit of hotels in the IHG System such that the Group does not make a gain or loss from operating the Fund.

IHG also records an interest charge on the outstanding cash balance relating to the IHG Rewards Club programme. These interest payments are recognised as interest income for the Fund and interest expense for IHG. The System Fund also benefits from the capitalisation of interest related to the development of the next-generation Guest Reservation System. As the Fund is included on the Group income statement, these amounts are included in reported Group net financial expenses. Given that all results related to the System Fund are excluded from the calculation of adjusted earnings per ordinary share, these interest amounts are deducted from profit available for equity holders.

LOGO	Information concerning Non-GAAP measures can be found in the Strategic Report on page 36.

Continuing and total operations	2018	2017 Restated	2016 Restated
Basic earnings per ordinary share
Profit available for equity holders ($m)	351	540	456
Basic weighted average number of ordinary shares (millions)	190	193	212
Basic earnings per ordinary share (cents)	184.7	279.8	215.1

Diluted earnings per ordinary share
Profit available for equity holders ($m)	351	540	456
Diluted weighted average number of ordinary shares (millions)	192	194	214
Diluted earnings per ordinary share (cents)	182.8	278.4	213.1

Adjusted earnings per ordinary share
Profit available for equity holders ($m)	351	540	456
Adjusting items:
System Fund revenues and expenses ($m)	146	34	(35)
Interest attributable to the System Fund ($m) (note 7)	(19)	(13)	(7)
Tax attributable to the System Fund ($m)	0	3	1
Exceptional items before tax ($m) (note 6)	104	(4)	29
Tax on exceptional items ($m) (note 6)	(22)	2	(12)
Exceptional tax ($m) (note 6)	(5)	(90)	—

Adjusted earnings ($m)	555	472	432
Basic weighted average number of ordinary shares (millions)	190	193	212
Adjusted earnings per ordinary share (cents)	292.1	244.6	203.8

Adjusted diluted earnings per ordinary share
Adjusted earnings ($m)	555	472	432
Diluted weighted average number of ordinary shares (millions)	192	194	214
Adjusted diluted earnings per ordinary share (cents)	289.1	243.3	201.9

	2018 millions	2017 millions	2016 millions
Diluted weighted average number of ordinary shares is calculated as:
Basic weighted average number of ordinary shares	190	193	212
Dilutive potential ordinary shares	2	1	2

	192	194	214